UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22321
NEW YORK LIFE INVESTMENTS FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2025
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.
NYLI Cushing® MLP Premier Fund
Class A/CSHAX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.49%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended November 30, 2025, the Fund’s performance relative to the Alerian Midstream Energy Select Index was primarily affected by divergent conditions across natural gas and liquids infrastructure. Natural gas-focused assets benefited from improving fundamentals, supported by rising AI- and data center-related power demand and increased project sanctioning, while liquids-focused infrastructure was pressured by weaker crude oil prices amid OPEC+ supply decisions and demand concerns. These dynamics favored companies with natural gas exposure and weighed on segments more closely tied to crude oil infrastructure.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Independent power producers/utilities	Strong data center exposure and positive sentiment toward AI-related demand	Contributed
Natural gas transportation and storage	Effective stock selection	Contributed
Refiners and other energy C-corps	Subsector allocation	Contributed
Large-cap diversified C-corps	Stock selection and sector allocation	Detracted
Natural gas gatherers and processors	Stock selection and sector allocation	Detracted
Renewable YieldCos	Stock selection and sector allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended November 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/20/2010	(8.22)%	22.93%	7.28%
Class A Shares - Excluding sales charges		(2.87)%	24.33%	7.89%
Russell 3000®Index[1]		13.59%	14.15%	14.05%
Alerian Midstream Energy Select Index[2]		0.47%	24.60%	11.78%
Cushing MLP Premier Tiered Index[3]		0.47%	24.60%	7.60%
Alerian MLP Index[4]		3.55%	27.00%	8.63%
Morningstar Energy Limited Partnership Category Average[5]		(0.85)%	23.76%	7.98%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

3.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
4.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

5.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,058,915,432%
Total number of portfolio holdings	26%
Total advisory fees paid	$11,885,682%
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	8.5%
Targa Resources Corp.	8.1%
Williams Cos., Inc. (The)	6.2%
DT Midstream, Inc.	5.9%
ONEOK, Inc.	5.8%
MPLX LP	5.7%
Plains GP Holdings LP, Class A	4.9%
TC Energy Corp.	4.8%
Kinder Morgan, Inc.	4.6%
Cheniere Energy, Inc.	4.5%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	37.1%
Natural Gas Gatherers & Processors	18.6%
Large Cap MLP	18.5%
Natural Gas Transportation & Storage	5.9%
Utility	3.5%
Refiners	3.4%
Crude Oil & Refined Products	3.4%
Canadian Midstream	2.0%
Upstream Corp	1.7%
Short-Term Investment	6.0%
Other	(0.1)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013537
REG005-26
MSCMP11A-01/26
NYLI Cushing® MLP Premier Fund
NYLI Cushing® MLP Premier Fund
Class C/CSHCX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	2.21%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended November 30, 2025, the Fund’s performance relative to the Alerian Midstream Energy Select Index was primarily affected by divergent conditions across natural gas and liquids infrastructure. Natural gas-focused assets benefited from improving fundamentals, supported by rising AI- and data center-related power demand and increased project sanctioning, while liquids-focused infrastructure was pressured by weaker crude oil prices amid OPEC+ supply decisions and demand concerns. These dynamics favored companies with natural gas exposure and weighed on segments more closely tied to crude oil infrastructure.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Independent power producers/utilities	Strong data center exposure and positive sentiment toward AI-related demand	Contributed
Natural gas transportation and storage	Effective stock selection	Contributed
Refiners and other energy C-corps	Subsector allocation	Contributed
Large-cap diversified C-corps	Stock selection and sector allocation	Detracted
Natural gas gatherers and processors	Stock selection and sector allocation	Detracted
Renewable YieldCos	Stock selection and sector allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended November 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	10/20/2010	(4.49)%	23.39%	7.07%
Class C Shares - Excluding sales charges		(3.60)%	23.39%	7.07%
Russell 3000®Index[1]		13.59%	14.15%	14.05%
Alerian Midstream Energy Select Index[2]		0.47%	24.60%	11.78%
Cushing MLP Premier Tiered Index[3]		0.47%	24.60%	7.60%
Alerian MLP Index[4]		3.55%	27.00%	8.63%
Morningstar Energy Limited Partnership Category Average[5]		(0.85)%	23.76%	7.98%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

3.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
4.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

5.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,058,915,432%
Total number of portfolio holdings	26%
Total advisory fees paid	$11,885,682%
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	8.5%
Targa Resources Corp.	8.1%
Williams Cos., Inc. (The)	6.2%
DT Midstream, Inc.	5.9%
ONEOK, Inc.	5.8%
MPLX LP	5.7%
Plains GP Holdings LP, Class A	4.9%
TC Energy Corp.	4.8%
Kinder Morgan, Inc.	4.6%
Cheniere Energy, Inc.	4.5%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	37.1%
Natural Gas Gatherers & Processors	18.6%
Large Cap MLP	18.5%
Natural Gas Transportation & Storage	5.9%
Utility	3.5%
Refiners	3.4%
Crude Oil & Refined Products	3.4%
Canadian Midstream	2.0%
Upstream Corp	1.7%
Short-Term Investment	6.0%
Other	(0.1)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013537
REG005-26
MSCMP11C-01/26
NYLI Cushing® MLP Premier Fund
NYLI Cushing® MLP Premier Fund
Class I/CSHZX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$122	1.24%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended November 30, 2025, the Fund’s performance relative to the Alerian Midstream Energy Select Index was primarily affected by divergent conditions across natural gas and liquids infrastructure. Natural gas-focused assets benefited from improving fundamentals, supported by rising AI- and data center-related power demand and increased project sanctioning, while liquids-focused infrastructure was pressured by weaker crude oil prices amid OPEC+ supply decisions and demand concerns. These dynamics favored companies with natural gas exposure and weighed on segments more closely tied to crude oil infrastructure.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Independent power producers/utilities	Strong data center exposure and positive sentiment toward AI-related demand	Contributed
Natural gas transportation and storage	Effective stock selection	Contributed
Refiners and other energy C-corps	Subsector allocation	Contributed
Large-cap diversified C-corps	Stock selection and sector allocation	Detracted
Natural gas gatherers and processors	Stock selection and sector allocation	Detracted
Renewable YieldCos	Stock selection and sector allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended November 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	10/20/2010	(2.58)%	24.63%	8.15%
Russell 3000®Index[1]		13.59%	14.15%	14.05%
Alerian Midstream Energy Select Index[2]		0.47%	24.60%	11.78%
Cushing MLP Premier Tiered Index[3]		0.47%	24.60%	7.60%
Alerian MLP Index[4]		3.55%	27.00%	8.63%
Morningstar Energy Limited Partnership Category Average[5]		(0.85)%	23.76%	7.98%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

3.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
4.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

5.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,058,915,432%
Total number of portfolio holdings	26%
Total advisory fees paid	$11,885,682%
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	8.5%
Targa Resources Corp.	8.1%
Williams Cos., Inc. (The)	6.2%
DT Midstream, Inc.	5.9%
ONEOK, Inc.	5.8%
MPLX LP	5.7%
Plains GP Holdings LP, Class A	4.9%
TC Energy Corp.	4.8%
Kinder Morgan, Inc.	4.6%
Cheniere Energy, Inc.	4.5%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	37.1%
Natural Gas Gatherers & Processors	18.6%
Large Cap MLP	18.5%
Natural Gas Transportation & Storage	5.9%
Utility	3.5%
Refiners	3.4%
Crude Oil & Refined Products	3.4%
Canadian Midstream	2.0%
Upstream Corp	1.7%
Short-Term Investment	6.0%
Other	(0.1)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013537
REG005-26
MSCMP11I-01/26
NYLI Cushing® MLP Premier Fund
NYLI Cushing® MLP Premier Fund
Investor Class/CSHNX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$144	1.46%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended November 30, 2025, the Fund’s performance relative to the Alerian Midstream Energy Select Index was primarily affected by divergent conditions across natural gas and liquids infrastructure. Natural gas-focused assets benefited from improving fundamentals, supported by rising AI- and data center-related power demand and increased project sanctioning, while liquids-focused infrastructure was pressured by weaker crude oil prices amid OPEC+ supply decisions and demand concerns. These dynamics favored companies with natural gas exposure and weighed on segments more closely tied to crude oil infrastructure.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Independent power producers/utilities	Strong data center exposure and positive sentiment toward AI-related demand	Contributed
Natural gas transportation and storage	Effective stock selection	Contributed
Refiners and other energy C-corps	Subsector allocation	Contributed
Large-cap diversified C-corps	Stock selection and sector allocation	Detracted
Natural gas gatherers and processors	Stock selection and sector allocation	Detracted
Renewable YieldCos	Stock selection and sector allocation	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended November 30, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	7/11/2014	(7.72)%	23.08%	7.30%
Investor Class Shares - Excluding sales charges		(2.86)%	24.35%	7.91%
Russell 3000®Index[1]		13.59%	14.15%	14.05%
Alerian Midstream Energy Select Index[2]		0.47%	24.60%	11.78%
Cushing MLP Premier Tiered Index[3]		0.47%	24.60%	7.60%
Alerian MLP Index[4]		3.55%	27.00%	8.63%
Morningstar Energy Limited Partnership Category Average[5]		(0.85)%	23.76%	7.98%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

3.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
4.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

5.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,058,915,432%
Total number of portfolio holdings	26%
Total advisory fees paid	$11,885,682%
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	8.5%
Targa Resources Corp.	8.1%
Williams Cos., Inc. (The)	6.2%
DT Midstream, Inc.	5.9%
ONEOK, Inc.	5.8%
MPLX LP	5.7%
Plains GP Holdings LP, Class A	4.9%
TC Energy Corp.	4.8%
Kinder Morgan, Inc.	4.6%
Cheniere Energy, Inc.	4.5%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	37.1%
Natural Gas Gatherers & Processors	18.6%
Large Cap MLP	18.5%
Natural Gas Transportation & Storage	5.9%
Utility	3.5%
Refiners	3.4%
Crude Oil & Refined Products	3.4%
Canadian Midstream	2.0%
Upstream Corp	1.7%
Short-Term Investment	6.0%
Other	(0.1)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5013537
REG005-26
MSCMP11INV-01/26
NYLI Cushing® MLP Premier Fund

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). During the period covered by this report, no amendments were made to the provisions of the Code. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. A copy of the Code is filed herewith.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has “three audit committee financial experts” (as defined by Item 3 of Form N-CSR) serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw, Karen Hammond and Susan B. Kerley. Mr. Latshaw, Ms. Hammond, and Ms. Kerley are “independent” as defined by Section 2(a)(19) of Investment Company Act of 1940, as amended (“1940 Act”).

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees billed for the fiscal year ended November 30, 2025 for professional services rendered by KPMG LLP (“KPMG”) for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $115,600.

The aggregate fees billed for the fiscal year ended November 30, 2024 for professional services rendered by KPMG for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $111,200.

(b) Audit-Related Fees

The aggregate fees billed for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were: (i) $0 for the fiscal year ended November 30, 2025; and (ii) $0 for the fiscal year ended November 30, 2024.

(c) Tax Fees

The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were: (i) $0 during the fiscal year ended November 30, 2025; and (ii) $0 during the fiscal year ended November 30, 2024. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees

The aggregate fees billed for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were: (i) $0 during the fiscal year ended November 30, 2025; and (ii) $0 during the fiscal year ended November 30, 2024.

(e) Pre-Approval Policies and Procedures

(1)

The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended on KPMG’s engagement to audit the Registrant’s financial statements for the most recent fiscal year was attributable to work performed by persons other than KPMG’s full-time, permanent employees.

(g) All non-audit fees billed by KPMG for services rendered to the Registrant for the fiscal years ended November 30, 2025 and November 30, 2024 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately: (i) $67,062 for the fiscal year ended November 30, 2025; and (ii) $68,100 for the fiscal year ended November 30, 2024.

(h) The Registrant’s Audit Committee has determined that the non-audit services rendered by KPMG for the fiscal year ended November 30, 2025 to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of KPMG during the relevant time period.

(i)  Not applicable.

(j)  Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments to be included.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI Cushing® MLP
Premier Fund

Annual Report - Financial Statements and Other Information
November 30, 2025

Portfolio of Investments November 30, 2025†^
	Shares	Value
Common Stocks 67.0%
Canadian Midstream 2.0%
Canada 2.0%
Keyera Corp.	670,000	$ 21,651,576
Crude Oil & Refined Products 3.3%
Canada 3.3%
South Bow Corp.	1,260,000	34,725,600
Large Cap Diversified C Corps 32.2%
Canada 11.1%
Enbridge, Inc.	382,500	18,658,350
Pembina Pipeline Corp.	1,225,000	47,762,750
TC Energy Corp.	930,000	50,889,600
United States 21.1%
Cheniere Energy, Inc.	230,000	47,945,800
Kinder Morgan, Inc.	1,800,000	49,176,000
ONEOK, Inc.	846,000	61,605,720
Williams Cos., Inc. (The)	1,070,000	65,195,100
		341,233,320
Natural Gas Gatherers & Processors 15.0%
United States 15.0%
Hess Midstream LP, Class A	1,000,000	33,680,000
Kinetik Holdings, Inc.	1,139,000	39,500,520
Targa Resources Corp.	490,000	85,901,900
		159,082,420
Natural Gas Transportation & Storage 5.9%
United States 5.9%
DT Midstream, Inc.	510,000	61,944,600
Refiners 3.4%
United States 3.4%
Marathon Petroleum Corp.	82,000	15,885,860
Phillips 66	150,000	20,544,000
		36,429,860
Upstream Corp 1.7%
United States 1.7%
EQT Corp.	291,000	17,710,260
Utility 3.5%
United States 3.5%
Constellation Energy Corp.	37,000	13,481,320
Talen Energy Corp. (a)	31,000	12,222,370
	Shares	Value
Utility
United States (continued)
Vistra Corp.	62,000	$ 11,089,320
		36,793,010
Total Common Stocks (Cost $499,363,330)		709,570,646
MLP Investments and Related Companies 27.1%
Crude Oil & Refined Products 0.1%
United States 0.1%
Genesis Energy LP	101,064	1,575,588
Large Cap Diversified C Corps 4.9%
United States 4.9%
Plains GP Holdings LP, Class A	2,780,000	51,541,200
Large Cap MLP 18.5%
United States 18.5%
Energy Transfer LP	5,400,000	90,234,000
Enterprise Products Partners LP	1,400,000	45,836,000
MPLX LP	1,100,000	59,763,000
		195,833,000
Natural Gas Gatherers & Processors 3.6%
United States 3.6%
Western Midstream Partners LP	960,000	37,756,800
Total MLP Investments and Related Companies (Cost $193,580,510)		286,706,588
Short-Term Investment 6.0%
Affiliated Investment Company 6.0%
United States 6.0%
NYLI U.S. Government Liquidity Fund 3.771% (b)	63,609,547	63,609,547
Total Short-Term Investment (Cost $63,609,547)		63,609,547
Total Investments (Cost $756,553,387)	100.1%	1,059,886,781
Other Assets, Less Liabilities	(0.1)	(971,349)
Net Assets	100.0%	$ 1,058,915,432

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments November 30, 2025†^ (continued)
†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of November 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 44,376	$ 313,821	$ (294,587)	$ —	$ —	$ 63,610	$ 979	$ —	63,610

Abbreviation(s):
MLP—Master Limited Partnership
The following is a summary of the fair valuations according to the inputs used as of November 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 709,570,646	$ —	$ —	$ 709,570,646
MLP Investments and Related Companies	286,706,588	—	—	286,706,588
Short-Term Investment
Affiliated Investment Company	63,609,547	—	—	63,609,547
Total Investments in Securities	$ 1,059,886,781	$ —	$ —	$ 1,059,886,781

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Cushing® MLP Premier Fund

Statement of Assets and Liabilities as of November 30, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $692,943,840)	$996,277,234
Investment in affiliated investment companies, at value (identified cost $63,609,547)	63,609,547
Cash denominated in foreign currencies (identified cost $2,299,488)	2,300,247
Receivables:
Investment securities sold	8,411,432
Dividends	1,377,842
Fund shares sold	366,558
Other assets	81,927
Total assets	1,072,424,787
Liabilities
Due to custodian	3,201,246
Payables:
Investments purchased	5,855,368
Fund shares redeemed	2,952,334
Manager fees (See Note 3)	935,537
NYLIFE Distributors (See Note 3)	204,675
Transfer agent (See Note 3)	181,575
Professional fees	21,170
Custodian	10,499
Shareholder communication	1,588
Trustees	1,353
Accrued expenses	1,212
Distributions payable	142,798
Total liabilities	13,509,355
Net assets	$1,058,915,432
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$95,833
Additional paid-in-capital	617,157,145
617,252,978
Total distributable earnings (loss)	441,662,454
Net assets	$1,058,915,432
Class A
Net assets applicable to outstanding shares	$385,018,184
Shares of beneficial interest outstanding	34,517,625
Net asset value per share outstanding	$11.15
Maximum sales charge (5.50% of offering price)	0.65
Maximum offering price per share outstanding	$11.80
Investor Class
Net assets applicable to outstanding shares	$2,226,867
Shares of beneficial interest outstanding	199,008
Net asset value per share outstanding	$11.19
Maximum sales charge (5.00% of offering price)	0.59
Maximum offering price per share outstanding	$11.78
Class C
Net assets applicable to outstanding shares	$157,281,481
Shares of beneficial interest outstanding	18,593,741
Net asset value and offering price per share outstanding	$8.46
Class I
Net assets applicable to outstanding shares	$514,388,900
Shares of beneficial interest outstanding	42,522,157
Net asset value and offering price per share outstanding	$12.10

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended November 30, 2025
Investment Income (Loss)
Income
Dividends and distributions (Net of return of capital of $28,341,068) (a)	$22,140,107
Dividends-affiliated	978,808
Total income	23,118,915
Expenses
Manager (See Note 3)	11,885,682
Distribution/Service—Class A (See Note 3)	986,597
Distribution/Service—Investor Class (See Note 3)	6,039
Distribution/Service—Class C (See Note 3)	1,678,291
Transfer agent (See Note 3)	834,442
Professional fees	214,484
Registration	154,944
Shareholder communication	122,354
Custodian	62,685
Trustees	22,792
Miscellaneous	37,946
Total expenses	16,006,256
Net investment income (loss)	7,112,659
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	141,790,315
Foreign currency transactions	(50,690)
Net realized gain (loss)	141,739,625
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(181,763,689)
Translation of other assets and liabilities in foreign currencies	37,030
Net change in unrealized appreciation (depreciation)	(181,726,659)
Net realized and unrealized gain (loss)	(39,987,034)
Net increase (decrease) in net assets resulting from operations	$(32,874,375)

(a)	Dividends recorded net of foreign withholding taxes in the amount of $1,263,495.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Cushing® MLP Premier Fund

Statements of Changes in Net Assets
for the years ended November 30, 2025 and November 30, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,112,659	$6,225,699
Net realized gain (loss)	141,739,625	124,831,838
Net change in unrealized appreciation (depreciation)	(181,726,659)	242,407,641
Net increase (decrease) in net assets resulting from operations	(32,874,375)	373,465,178
Distributions to shareholders:
Class A	(26,286,903)	(6,394,843)
Investor Class	(157,973)	(52,929)
Class C	(14,432,399)	(3,889,662)
Class I	(31,991,962)	(6,811,067)
	(72,869,237)	(17,148,501)
Distributions to shareholders from return of capital:
Class A	—	(19,062,961)
Investor Class	—	(157,782)
Class C	—	(11,595,046)
Class I	—	(20,303,726)
	—	(51,119,515)
Total distributions to shareholders	(72,869,237)	(68,268,016)
Capital share transactions:
Net proceeds from sales of shares	240,840,637	155,068,170
Net asset value of shares issued to shareholders in reinvestment of distributions	71,130,237	66,594,996
Cost of shares redeemed	(248,730,357)	(195,197,771)
Increase (decrease) in net assets derived from capital share transactions	63,240,517	26,465,395
Net increase (decrease) in net assets	(42,503,095)	331,662,557
Net Assets
Beginning of year	1,101,418,527	769,755,970
End of year	$1,058,915,432	$1,101,418,527
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended November 30,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.27	$8.84	$8.87	$7.28	$5.93
Net investment income (loss) (a)	0.07	0.07	0.09	0.04	0.03
Net realized and unrealized gain (loss)	(0.43)	4.12	0.64	2.33	2.22
Total from investment operations	(0.36)	4.19	0.73	2.37	2.25
Less distributions:
From net investment income	(0.76)	(0.19)	(0.13)	(0.60)	(0.06)
Return of capital	—	(0.57)	(0.63)	(0.18)	(0.84)
Total distributions	(0.76)	(0.76)	(0.76)	(0.78)	(0.90)
Net asset value at end of year	$11.15	$12.27	$8.84	$8.87	$7.28
Total investment return (b)	(2.87)%	49.85%	9.11%	34.02%	39.57%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	0.63%	0.74%	1.04%	0.45%	0.48%(c)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	0.63%	0.74%	1.02%	0.45%	0.50%(c)
Net expenses (including net deferred income tax benefit (expense)) (d)	1.49%	1.49%	1.49%(e)	1.45%(e)	1.61% (c)(e)
Portfolio turnover rate	31%	25%	20%	32%	28%
Net assets at end of year (in 000’s)	$385,018	$420,558	$288,606	$283,004	$209,634

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Ratios including/excluding tax benefit (expense) includes applicable franchise tax expense for the period. For the year ended November 30, 2021, the Fund accrued $(94,246) in franchise tax expense, of which $(32,777) is attributable to Class A.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The ratio of expenses excluding tax expense to average net assets before waiver and recoupment was 1.51%, 1.45% and 1.59% for the fiscal years ended November 30, 2023, 2022 and 2021, respectively. The ratio of expenses excluding tax expense to average net assets after waiver and recoupment was 1.51%, 1.45% and 1.59% for the fiscal years ended November 30, 2023, 2022 and 2021, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Cushing® MLP Premier Fund

Financial Highlights selected per share data and ratios
	Year Ended November 30,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.31	$8.86	$8.89	$7.29	$5.94
Net investment income (loss) (a)	0.07	0.07	0.09	0.03	0.03
Net realized and unrealized gain (loss)	(0.43)	4.14	0.64	2.35	2.22
Total from investment operations	(0.36)	4.21	0.73	2.38	2.25
Less distributions:
From net investment income	(0.76)	(0.20)	(0.13)	(0.60)	(0.07)
Return of capital	—	(0.56)	(0.63)	(0.18)	(0.83)
Total distributions	(0.76)	(0.76)	(0.76)	(0.78)	(0.90)
Net asset value at end of year	$11.19	$12.31	$8.86	$8.89	$7.29
Total investment return (b)	(2.86)%	49.97%	9.08%	34.12%	39.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	0.64%	0.76%	1.03%	0.42%	0.40%(c)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	0.64%	0.76%	1.01%	0.42%	0.42%(c)
Net expenses (including net deferred income tax benefit (expense)) (d)	1.46%	1.48%	1.48%(e)	1.44%(e)	1.64% (c)(e)
Portfolio turnover rate	31%	25%	20%	32%	28%
Net assets at end of year (in 000's)	$2,227	$3,071	$2,896	$3,011	$2,105

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Ratios including/excluding tax benefit (expense) includes applicable franchise tax expense for the period. For the year ended November 30, 2021, the Fund accrued $(94,246) in franchise tax expense, of which $(311) is attributable to Investor Class.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The ratio of expenses excluding tax expense to average net assets before waiver was 1.50%, 1.44% and 1.62% for the fiscal years ended November 30, 2023, 2022 and 2021, respectively. The ratio of expenses excluding tax expense to average net assets after waiver was 1.50%, 1.44% and 1.62% for the fiscal years ended November 30, 2023, 2022 and 2021, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended November 30,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.57	$7.08	$7.31	$6.16	$5.17
Net investment income (loss) (a)	(0.01)	0.00‡	0.02	(0.02)	(0.03)
Net realized and unrealized gain (loss)	(0.34)	3.25	0.51	1.95	1.92
Total from investment operations	(0.35)	3.25	0.53	1.93	1.89
Less distributions:
From net investment income	(0.76)	(0.20)	(0.13)	(0.60)	(0.08)
Return of capital	—	(0.56)	(0.63)	(0.18)	(0.82)
Total distributions	(0.76)	(0.76)	(0.76)	(0.78)	(0.90)
Net asset value at end of year	$8.46	$9.57	$7.08	$7.31	$6.16
Total investment return (b)	(3.60)%	48.93%	8.27%	33.01%	38.36%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	(0.11)%	0.00%‡‡	0.28%	(0.33)%	(0.41)%(c)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	(0.11)%	0.00%‡‡	0.26%	(0.33)%	(0.39)%(c)
Net expenses (including net deferred income tax benefit (expense)) (d)	2.21%	2.23%	2.23%(e)	2.19%(e)	2.39% (c)(e)
Portfolio turnover rate	31%	25%	20%	32%	28%
Net assets at end of year (in 000’s)	$157,281	$191,111	$149,821	$159,900	$140,379

‡	Less than one cent per share.
‡‡	Less than one-tenth of a percent.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Ratios including/excluding tax benefit (expense) includes applicable franchise tax expense for the period. For the year ended November 30, 2021, the Fund accrued $(94,246) in franchise tax expense, of which $(22,323) is attributable to Class C.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The ratio of expenses excluding tax expense to average net assets before waiver and recoupment was 2.25%, 2.19% and 2.37% for the fiscal years ended November 30, 2023, 2022 and 2021, respectively. The ratio of expenses excluding tax expense to average net assets after waiver and recoupment was 2.25%, 2.19% and 2.37% for the fiscal years ended November 30, 2023, 2022 and 2021, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Cushing® MLP Premier Fund

Financial Highlights selected per share data and ratios
	Year Ended November 30,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$13.21	$9.44	$9.40	$7.66	$6.19
Net investment income (loss) (a)	0.11	0.10	0.11	0.06	0.05
Net realized and unrealized gain (loss)	(0.46)	4.43	0.69	2.46	2.32
Total from investment operations	(0.35)	4.53	0.80	2.52	2.37
Less distributions:
From net investment income	(0.76)	(0.19)	(0.13)	(0.60)	(0.07)
Return of capital	—	(0.57)	(0.63)	(0.18)	(0.83)
Total distributions	(0.76)	(0.76)	(0.76)	(0.78)	(0.90)
Net asset value at end of year	$12.10	$13.21	$9.44	$9.40	$7.66
Total investment return (b)	(2.58)%	50.30%	9.34%	34.30%	39.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	0.93%	1.00%	1.28%	0.67%	0.72%(c)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	0.93%	1.00%	1.26%	0.67%	0.74%(c)
Net expenses (including net deferred income tax benefit (expense)) (d)	1.24%	1.24%	1.24%(e)	1.20%(e)	1.36% (c)(e)
Portfolio turnover rate	31%	25%	20%	32%	28%
Net assets at end of year (in 000’s)	$514,389	$486,678	$328,433	$328,387	$263,978

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	Ratios including/excluding tax benefit (expense) includes applicable franchise tax expense for the period. For the year ended November 30, 2021, the Fund accrued $(94,246) in franchise tax expense, of which $(38,835) is attributable to Class I.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The ratio of expenses excluding tax expense to average net assets before waiver and recoupment was 1.26%, 1.20% and 1.34% for the fiscal years ended November 30, 2023, 2022 and 2021, respectively. The ratio of expenses excluding tax expense to average net assets after waiver and recoupment was 1.26%, 1.20% and 1.34% for the fiscal years ended November 30, 2023, 2022 and 2021, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Cushing® MLP Premier Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. The Fund is the successor to the Cushing® MLP Premier Fund (the “Predecessor Fund”), for which Cushing® Asset Management, LP, a Texas limited partnership and the Fund’s Subadvisor (as defined in Note 3(A)), served as investment adviser.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	October 20, 2010
Investor Class	July 11, 2014
Class C	October 20, 2010
Class I	October 20, 2010
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Additionally, as disclosed in the Fund's prospectus Investor Class shares may convert automatically to Class A shares. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, as described in Note 3(B) below.
The Fund's investment objective is to seek current income and capital appreciation. In seeking current income, the Fund intends to pay current cash distributions to shareholders, regardless of the character of such distributions for tax or accounting purposes.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The

12	NYLI Cushing® MLP Premier Fund

Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of November 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended November 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

Notes to Financial Statements (continued)
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the

14	NYLI Cushing® MLP Premier Fund

Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
The actual tax characterization of the distributions made during the current year will not be determined until after the end of the fiscal year when the Fund can determine its earnings and profits and, therefore, may differ from the preliminary estimates.
(E) Security Transactions and Investment Income. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions from MLPs are generally recorded based on the characterization reported on the Fund’s IRS Form 1065, Schedule K-1, received from each MLP. The Fund records its pro rata share of the income and deductions, and capital gains and losses allocated from each MLP, as well as adjusting the cost basis of each MLP accordingly.
Distributions received from the Fund’s investments in energy related U.S. royalty trusts and Canadian royalty trusts and exploration and production companies (collectively, “Energy Trusts”) and MLPs generally are comprised of ordinary income, capital gains and return of capital from the Energy Trusts and MLPs. The Fund records investment income on the ex-date of the distributions. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the dividend income received. The Fund estimates approximately 100% of the distributions received from Energy Trusts and MLPs to be from return of capital. Such estimates are based on historical information available from each Energy Trust, MLP and other industry sources. These estimates may subsequently be revised based on information received from Energy Trusts or MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the Fund’s fiscal year end.
The Fund estimates the allocation of investment income and return of capital for the distributions received from Energy Trusts and MLPs within the Statements of Operations. Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Concentration of Risk. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of MLPs and MLP-related investments. Therefore the Fund may be more susceptible to the risks associated with the industry and sector than if it were more broadly diversified over numerous industries and sectors. General changes in market sentiment towards MLP Investments may adversely affect the Fund, and the performance of MLP Investments may lag behind the broader market as a whole.
The Fund is also subject to MLP structure risk. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund.

Notes to Financial Statements (continued)
Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Cushing® Asset Management, LP (“Cushing® Asset Management” or the “Subadvisor”), a registered investment adviser and a wholly-owned investment advisory subsidiary of Swank Capital, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement (“Subadvisory Agreement”) between New York Life Investments and Cushing® Asset Management, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 1.10% up to $3 billion and 1.05% over $3 billion. During the year ended November 30, 2025, the effective management fee rate was 1.10% of the Fund's average daily net assets.
During the year ended November 30, 2025, New York Life Investments earned fees from the Fund in the amount of $11,885,682 and paid the Subadvisor fees in the amount of $6,411,026. There were no waived fees and/or reimbursed expenses.
JPMorgan Chase Bank,  N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended November 30, 2025, were $51,476 and $230, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended November 30, 2025, of $9,233 and $13,962, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until March 31, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended November 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$319,671	$—
Investor Class	1,345	—
Class C	93,589	—
Class I	419,837	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

16	NYLI Cushing® MLP Premier Fund

Note 4-Federal Income Tax
As of November 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$672,150,679	$404,431,327	$(16,695,225)	$387,736,102
As of November 30, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$54,075,480	$(142,798)	$387,729,772	$441,662,454
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to Partnership Adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of November 30, 2025 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(364,535)	$364,535
The reclassifications for the Fund are primarily due to Real Estate Investment Trust ("REIT") adjustments.
The Fund utilized $10,818,933 of capital loss carryforwards during the year ended November 30, 2025.
During the years ended November 30, 2025 and November 30, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$21,638,412	$17,148,501
Long-Term Capital Gains	51,230,825	—
Return of Capital	—	51,119,515
Total	$72,869,237	$68,268,016
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended November 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended November 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended November 30, 2025, purchases and sales of securities, other than short-term securities, were $336,880 and $330,185, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended November 30, 2025 and November 30, 2024, were as follows:

Notes to Financial Statements (continued)
Class A	Shares	Amount
Year ended November 30, 2025:
Shares sold	4,689,758	$53,660,556
Shares issued to shareholders in reinvestment of distributions	2,228,838	25,249,732
Shares redeemed	(6,892,560)	(77,519,675)
Net increase (decrease) in shares outstanding before conversion	26,036	1,390,613
Shares converted into Class A (See Note 1)	247,205	2,782,243
Shares converted from Class A (See Note 1)	(18,202)	(208,809)
Net increase (decrease)	255,039	$3,964,047
Year ended November 30, 2024:
Shares sold	5,614,000	$54,114,175
Shares issued to shareholders in reinvestment of distributions	2,478,617	24,416,689
Shares redeemed	(6,624,093)	(64,605,450)
Net increase (decrease) in shares outstanding before conversion	1,468,524	13,925,414
Shares converted into Class A (See Note 1)	158,998	1,561,601
Shares converted from Class A (See Note 1)	(23,404)	(236,701)
Net increase (decrease)	1,604,118	$15,250,314

Investor Class	Shares	Amount
Year ended November 30, 2025:
Shares sold	32,411	$363,036
Shares issued to shareholders in reinvestment of distributions	13,085	148,809
Shares redeemed	(29,031)	(331,535)
Net increase (decrease) in shares outstanding before conversion	16,465	180,310
Shares converted into Investor Class (See Note 1)	8,301	95,196
Shares converted from Investor Class (See Note 1)	(75,324)	(855,207)
Net increase (decrease)	(50,558)	$(579,701)
Year ended November 30, 2024:
Shares sold	14,352	$151,834
Shares issued to shareholders in reinvestment of distributions	20,268	198,527
Shares redeemed	(41,257)	(389,495)
Net increase (decrease) in shares outstanding before conversion	(6,637)	(39,134)
Shares converted into Investor Class (See Note 1)	7,009	67,182
Shares converted from Investor Class (See Note 1)	(77,719)	(766,058)
Net increase (decrease)	(77,347)	$(738,010)

Class C	Shares	Amount
Year ended November 30, 2025:
Shares sold	2,325,767	$20,441,505
Shares issued to shareholders in reinvestment of distributions	1,605,325	13,968,758
Shares redeemed	(5,106,293)	(44,849,294)
Net increase (decrease) in shares outstanding before conversion	(1,175,201)	(10,439,031)
Shares converted from Class C (See Note 1)	(209,826)	(1,822,980)
Net increase (decrease)	(1,385,027)	$(12,262,011)
Year ended November 30, 2024:
Shares sold	3,576,670	$27,407,829
Shares issued to shareholders in reinvestment of distributions	1,926,955	14,948,210
Shares redeemed	(6,591,726)	(50,908,557)
Net increase (decrease) in shares outstanding before conversion	(1,088,101)	(8,552,518)
Shares converted from Class C (See Note 1)	(92,164)	(696,682)
Net increase (decrease)	(1,180,265)	$(9,249,200)

Class I	Shares	Amount
Year ended November 30, 2025:
Shares sold	13,406,352	$166,375,540
Shares issued to shareholders in reinvestment of distributions	2,594,200	31,762,938
Shares redeemed	(10,312,477)	(126,029,853)
Net increase (decrease) in shares outstanding before conversion	5,688,075	72,108,625
Shares converted into Class I (See Note 1)	20,313	251,214
Shares converted from Class I (See Note 1)	(20,304)	(241,657)
Net increase (decrease)	5,688,084	$72,118,182
Year ended November 30, 2024:
Shares sold	6,911,278	$73,394,332
Shares issued to shareholders in reinvestment of distributions	2,557,280	27,031,570
Shares redeemed	(7,433,404)	(79,294,269)
Net increase (decrease) in shares outstanding before conversion	2,035,154	21,131,633
Shares converted into Class I (See Note 1)	24,454	263,029
Shares converted from Class I (See Note 1)	(16,756)	(192,371)
Net increase (decrease)	2,042,852	$21,202,291
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative

18	NYLI Cushing® MLP Premier Fund

threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by: federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended November 30, 2025, events and transactions subsequent to November 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Cushing® MLP Premier Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
January 23, 2026
20	NYLI Cushing® MLP Premier Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $51,230,825 as long term capital gain distributions.
For the fiscal year ended November 30, 2025, the Fund designated approximately $21,637,763 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended November 30, 2025 should be multiplied by 67.17% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended November 30, 2025.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)  Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the 1940 Act) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	February 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	February 2, 2026

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	February 2, 2026